Cover	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Registrant Name	Venture Global, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42486
Entity Tax Identification Number	93-3539083
Entity Address, Address Line One	1001 19th Street North, Suite 1500
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	202
Local Phone Number	759-6740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value per share
Trading Symbol	VG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0002007855
Amendment Flag	false